Convertible Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2019	Aug. 15, 2018	Jul. 13, 2018
Class of Stock [Line Items]
Preferred stock value issued	$ 399,589	$ 0		$ 399,589
Preferred stock liquidation preference per share	$ 3.67
Preferred stock convertible conversion price			$ 49.4
Conversion of Preferred Stock to Common stock Trigger
Class of Stock [Line Items]
Threshold minimum proceeds from issuance of common stock trigger for conversion of preferred stock	$ 75,000
Series A Preferred Stock | Restated Certificate of Incorporation
Class of Stock [Line Items]
Preferred stock shares authorized	109,090,908
Preferred stock par or stated value per share	$ 0.00003
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock convertible conversion price	$ 3.67
KKR Denali
Class of Stock [Line Items]
Preferred stock value issued						$ 400,000
KKR Denali | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued					109,090,908